Allowance for Loan Losses - Summary of Risk Grades of Portfolio by Class (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Financing Receivable Recorded Investment [Line Items]
Loans	$ 356,871	$ 341,829
Real Estate - Commercial [Member]
Financing Receivable Recorded Investment [Line Items]
Loans	114,712	109,752
Other Real Estate Construction [Member]
Financing Receivable Recorded Investment [Line Items]
Loans	40,186	26,718
Real Estate 1 - 4 Family Construction [Member]
Financing Receivable Recorded Investment [Line Items]
Loans	5,024	5,625
Real Estate - Residential [Member]
Financing Receivable Recorded Investment [Line Items]
Loans	77,919	81,769
Home Equity [Member]
Financing Receivable Recorded Investment [Line Items]
Loans	50,506	50,815
Other Loans [Member]
Financing Receivable Recorded Investment [Line Items]
Loans	2,838	1,687
Commercial Loan [Member]
Financing Receivable Recorded Investment [Line Items]
Loans	54,912	55,752
Consumer Loans [Member]
Financing Receivable Recorded Investment [Line Items]
Loans	10,774	9,711
Pass [Member]
Financing Receivable Recorded Investment [Line Items]
Loans	338,914	322,364
Pass [Member] | Real Estate - Commercial [Member]
Financing Receivable Recorded Investment [Line Items]
Loans	109,224	105,366
Pass [Member] | Other Real Estate Construction [Member]
Financing Receivable Recorded Investment [Line Items]
Loans	38,082	24,312
Pass [Member] | Real Estate 1 - 4 Family Construction [Member]
Financing Receivable Recorded Investment [Line Items]
Loans	5,024	5,625
Pass [Member] | Real Estate - Residential [Member]
Financing Receivable Recorded Investment [Line Items]
Loans	69,645	71,105
Pass [Member] | Home Equity [Member]
Financing Receivable Recorded Investment [Line Items]
Loans	49,743	49,818
Pass [Member] | Other Loans [Member]
Financing Receivable Recorded Investment [Line Items]
Loans	2,838	1,687
Pass [Member] | Commercial Loan [Member]
Financing Receivable Recorded Investment [Line Items]
Loans	53,649	54,906
Pass [Member] | Consumer Loans [Member]
Financing Receivable Recorded Investment [Line Items]
Loans	10,709	9,545
Watch [Member]
Financing Receivable Recorded Investment [Line Items]
Loans	14,172	14,327
Watch [Member] | Real Estate - Commercial [Member]
Financing Receivable Recorded Investment [Line Items]
Loans	3,321	1,937
Watch [Member] | Other Real Estate Construction [Member]
Financing Receivable Recorded Investment [Line Items]
Loans	1,713	1,876
Watch [Member] | Real Estate - Residential [Member]
Financing Receivable Recorded Investment [Line Items]
Loans	7,119	8,551
Watch [Member] | Home Equity [Member]
Financing Receivable Recorded Investment [Line Items]
Loans	740	973
Watch [Member] | Commercial Loan [Member]
Financing Receivable Recorded Investment [Line Items]
Loans	1,215	827
Watch [Member] | Consumer Loans [Member]
Financing Receivable Recorded Investment [Line Items]
Loans	64	163
Sub-standard [Member]
Financing Receivable Recorded Investment [Line Items]
Loans	3,785	5,138
Sub-standard [Member] | Real Estate - Commercial [Member]
Financing Receivable Recorded Investment [Line Items]
Loans	2,167	2,449
Sub-standard [Member] | Other Real Estate Construction [Member]
Financing Receivable Recorded Investment [Line Items]
Loans	391	530
Sub-standard [Member] | Real Estate - Residential [Member]
Financing Receivable Recorded Investment [Line Items]
Loans	1,155	2,113
Sub-standard [Member] | Home Equity [Member]
Financing Receivable Recorded Investment [Line Items]
Loans	23	24
Sub-standard [Member] | Commercial Loan [Member]
Financing Receivable Recorded Investment [Line Items]
Loans	48	19
Sub-standard [Member] | Consumer Loans [Member]
Financing Receivable Recorded Investment [Line Items]
Loans	$ 1	$ 3